Employee benefit plans	12 Months Ended
Dec. 31, 2019
Employee benefit plans
Employee benefit plans

16.    Employee benefit plans

General

FMC-AG & Co. KGaA recognizes pension costs and related pension liabilities for current and future benefits to qualified current and former employees of the Company. The Company’s pension plans are structured in accordance with the differing legal, economic and fiscal circumstances in each country. The Company currently has two types of plans, defined benefit and defined contribution plans. In general, plan benefits in defined benefit plans are based on all or a portion of the employees’ years of services and final salary. Plan benefits in defined contribution plans are determined by the amount of contribution by the employee and the employer, both of which may be limited by legislation, and the returns earned on the investment of those contributions.

Upon retirement under defined benefit plans, the Company is required to pay defined benefits to former employees when the defined benefits become due. Defined benefit plans may be funded or unfunded. The Company has five major defined benefit plans, one funded plan in the U.S. and one in France as well as one unfunded plan in Germany and two in France.

In the fourth quarter of 2019, FMC North America offered a lump-sum payout for its defined benefit pension plan to former employees. This settlement reduced the benefit obligation and resulted in a gain.

Actuarial assumptions generally determine benefit obligations under defined benefit plans. The actuarial calculations require the use of estimates. The main factors used in the actuarial calculations affecting the level of the benefit obligations are: assumptions on life expectancy, the discount rate and future salary and benefit levels. Under the Company’s funded plans, assets are set aside to meet future payment obligations. An estimated return on the plan assets is recognized as income in the respective period. Actuarial gains and losses are generated when there are variations in the actuarial assumptions and by differences between the actual and the estimated projected benefit obligations and the return on plan assets for that year. The Company’s pension liability is impacted by these actuarial gains or losses.

Under defined contribution plans, the Company pays defined contributions to an independent third party as directed by the employee during the employee’s service life, which satisfies all obligations of the Company to the employee. The employee retains all rights to the contributions made by the employee and to the vested portion of the Company paid contributions upon leaving the Company. The Company has a defined contribution plan in the U.S.

Defined benefit pension plans

During the first quarter of 2002 FMCH, the Company’s U.S. subsidiary, curtailed its defined benefit and supplemental executive retirement plans. Under the curtailment amendment for substantially all employees eligible to participate in the plan, benefits have been frozen as of the curtailment date and no additional defined benefits for future services will be earned. The Company has retained all employee benefit obligations as of the curtailment date. Each year FMCH contributes at least the minimum amount required by the Employee Retirement Income Security Act of 1974, as amended. In 2019, FMCH did not have a minimum funding requirement. The Company voluntarily provided €1,131 to the defined benefit plan. Expected funding for 2020 is €1,139.

The benefit obligation for all defined benefit plans at December 31, 2019, was €976,467 (2018: €842,601) which consists of the gross benefit obligation of €399,339 (2018: €388,518) for the U.S. plan and of €5,498 (2018: €4,626) for the French plan, which are partially funded by plan assets, and the benefit obligation of €560,255 (2018: €439,677) for the German unfunded plan and the benefit obligation of €11,375 (2018: €9,780) for the two French unfunded plans.

Related to defined benefit plans the Company is exposed to certain risks. Besides general actuarial risks, e.g. the longevity risk and the interest rate risk, the Company is exposed to market risk as well as to investment risk.

The following table shows the changes in benefit obligations, the changes in plan assets and the deficit or surplus of the pension plans. Benefits paid as shown in the changes in benefit obligations represent payments made from both the funded and unfunded plans while the benefits paid as shown in the changes in plan assets include only benefit payments from the Company’s funded benefit plan.

Deficit or surplus

in € THOUS

	2019	2018
Change in benefit obligation:
Benefit obligation at beginning of year	842,601	792,739
Foreign currency translation (gains) losses	7,459	17,957
Changes in consolidation group	—	123
Current service cost	30,070	25,467
Interest cost	28,016	24,364
Transfer of plan participants	194	80
Actuarial (gains) losses arising from changes in financial assumptions	140,923	(9,760)
Actuarial (gains) losses arising from changes in demographic assumptions	(2,306)	3,497
Actuarial (gains) losses arising from experience adjustments	(4,873)	11,117
Remeasurements	133,744	4,854
Benefits paid	(60,863)	(22,983)
Settlements	(4,754)	—
Benefit obligation at end of year	976,467	842,601

Change in plan assets:
Fair value of plan assets at beginning of year	317,585	291,256
Foreign currency translation gains (losses)	6,130	14,189
Interest income from plan assets	14,108	11,308
Actuarial gains (losses) arising from experience adjustments	34,131	(23,216)
Actual return on plan assets	48,239	(11,908)
Employer contributions	1,131	43,393
Benefits paid	(56,961)	(19,345)
Fair value of plan assets at end of year	316,124	317,585
Deficit (surplus) at end of year	660,343	525,016

For the years 2019 and 2018, there were no effects from the asset ceiling.

At December 31, 2019, the weighted average duration of the defined benefit obligation was 19 years (2018: 18 years).

The net pension liability as of December 31, 2019 and 2018 is calculated as follows:

Net pension liability

in € THOUS

	2019	2018

Deficit (surplus) at end of year	660,343	525,016
Benefit plans offered by other subsidiaries	39,147	35,424
Net pension liability	699,490	560,440

Benefit plans offered by the Company in the U.S., Germany and France contain a pension liability of €660,343 and €525,016 at December 31, 2019 and 2018, respectively. The pension liability consists of a current portion of €6,190 (2018: €5,384) which is recorded in the line item “Current provisions and other current liabilities” in the consolidated balance sheets. The non-current portion of €654,153 (2018: €519,632) is recorded in non-current liabilities as “Pension liabilities” in the consolidated balance sheets.

As of December 31, 2019, €83,323 related to the U.S. pension plan, €560,255 related to the German plan and €16,765 related to the French plans. At December 31, 2018, €71,031 related to the U.S. pension plan, €439,677 related to the German plan and €14,308 related to the French plans. Approximately 67% of the beneficiaries are located in the U.S. and 7% in France with the majority of the remaining 26% located in Germany.

Benefit plans offered by other subsidiaries outside of the U.S., Germany and France contain separate benefit obligations. The total net pension liability for these other plans was €39,147 and €35,424 at December 31, 2019 and 2018 and consists of a current pension liability of €4,105 (2018: €3,126), which is recognized in the line item “Current provisions and other current liabilities.” The non-current pension liability of €35,042 (2018: €32,298) for these plans is recorded in non-current liabilities as “Pension liabilities” in the consolidated balance sheets.

The discount rates for all plans are based upon yields of portfolios of highly rated debt instruments with maturities that mirror each plan’s benefit obligation. The Company’s discount rates at December 31, 2019 and 2018 are the weighted average of these plans based upon their benefit obligations.

The following weighted-average assumptions were utilized in determining benefit obligations at December 31, 2019 and 2018:

Weighted average assumptions

in %

	2019	2018

Discount rate	2.35	3.27
Rate of compensation increase	3.18	3.21
Rate of pension increase	1.70	1.69

Sensitivity analysis

Increases and decreases in principal actuarial assumptions by 0.5 percentage points would affect the pension liability at December 31, 2019 as follows:

Sensitivity analysis

in € THOUS

	0.5%	0.5%
	increase	decrease

Discount rate	(89,298)	104,053
Rate of compensation increase	16,040	(15,793)
Rate of pension increase	46,089	(41,222)

The sensitivity analysis was calculated based on the average duration of the pension obligations determined at December 31, 2019. The calculations were performed isolated for each significant actuarial parameter, in order to show the effect on the fair value of the pension liability separately.

The sensitivity analysis for compensation increases and for pension increases excludes the U.S. pension plan because it is frozen and therefore is not affected by changes from these two actuarial assumptions.

The defined benefit pension plans’ net periodic benefit costs are comprised of the following components for the years ended December 31, 2019, 2018 and 2017:

Components of net periodic benefit cost

in € THOUS

	2019	2018	2017

Service cost	30,070	25,467	28,607
Net interest cost	13,908	13,056	11,087
(Gains) losses from settlements	(4,754)	—	—
Net periodic benefit costs	39,224	38,523	39,694

Service cost and net interest cost are allocated as personnel expense within costs of revenues; selling, general and administrative expense; or research and development expense. This is depending upon the area in which the beneficiary is employed. The gain from settlement is included in selling, general and administrative expense.

The following weighted-average assumptions were used in determining net periodic benefit cost for the years ended December 31, 2019, 2018 and 2017:

Weighted average assumptions

in %

	2019	2018	2017

Discount rate	3.27	3.08	3.25
Rate of compensation increase	3.21	3.22	3.23
Rate of pension increase	1.69	1.45	1.45

Expected benefit payments are as follows:

Defined benefit pension plans: cash outflows

in € THOUS

	2019	2018

1 year	28,706	24,111
1 - 3 years	56,577	53,662
3 - 5 years	62,441	61,415
5 - 10 years	183,896	184,929
Total	331,620	324,117

Plan Assets

The following table presents the fair values of the Company´s pension plan assets at December 31, 2019 and 2018:

Fair values of plan assets

in € THOUS

		Quoted prices				Quoted prices
		in active				in active
		markets for	Significant	Significant		markets for	Significant
		identical	observable	unobservable		identical	observable
Asset category	Total	assets	inputs	inputs	Total	assets	inputs
		(Level 1)	(Level 2)	(Level 3)		(Level 1)	(Level 2)
		2019			2018
Equity investments
Index funds(1)	85,321	8,440	76,881	—	77,718	1,972	75,746

Fixed income investments
Government securities(2)	2,875	2,547	328	—	9,241	8,880	361
Corporate bonds(3)	202,642	—	202,642	—	186,500	—	186,500
Other bonds(4)	10,179	—	2,762	7,417	3,518	—	3,518
U.S. treasury money market funds(5)	14,999	14,999	—	—	40,510	40,510	—

Other types of investments
Cash, money market and mutual funds(6)	108	108	—	—	98	98	—
Total	316,124	26,094	282,613	7,417	317,585	51,460	266,125
(1)	This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the Morgan Stanley International EAFE Index.
(2)	This Category comprises fixed income investments by the U.S. government and government sponsored entities.
(3)	This Category primarily represents investment grade bonds of U.S. issuers from diverse industries.
(4)	This Category comprises private placement bonds as well as collateralized mortgage obligations.
(5)	This Category represents funds that invest in U.S. treasury obligations directly or in U.S. treasury backed obligations.
(6)	This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds.

The methods and inputs used to measure the fair value of plan assets at the balance sheet date are as follows:

•	Common stocks are valued at their market prices.
•	Index funds are valued based on market quotes.
•	Government bonds are valued based on both market prices and market quotes.
•	Corporate bonds and other bonds are valued based on market quotes.
•	Cash is stated at nominal value which equals the fair value.
•	U.S. Treasury money market funds as well as other money market and mutual funds are valued at their market price.

Plan investment policy and strategy in the U.S.

The Company periodically reviews the assumption for long-term expected return on pension plan assets. As part of the assumptions review, a range of reasonable expected investment returns for the pension plan as a whole was determined based on an analysis of expected future returns for each asset class weighted by the allocation of the assets. The range of returns developed relies both on forecasts, which include the actuarial firm's expected long-term rates of return for each significant asset class or economic indicator, and on broad-market historical benchmarks for expected return, correlation, and volatility for each asset class.

The Company´s overall investment strategy is to achieve a mix of approximately 99% of investments for long-term growth and income and 1% in cash or cash equivalents. Investment income and cash or cash equivalents are used for near-term benefit payments. Investments are governed by the plan investment policy and include well diversified index funds or funds targeting index performance.

The plan investment policy, utilizing a revised target investment allocation in a range around 26% equity and 74% fixed income investments, considers that there will be a time horizon for invested funds of more than 5 years. The total portfolio will be measured against a custom index that reflects the asset class benchmarks and the target asset allocation. The plan investment policy does not allow investments in securities of the Company or other related party securities. The performance benchmarks for the separate asset classes include: S&P 500 Index, S&P 400 Mid-Cap Index, Russell 2000 Index, MSCI EAFE Index, MSCI Emerging Markets Index, Barclays Capital Long-Corporate Bond Index, Bloomberg Barclays U.S. Corporate High Yield Index, and Bloomberg Barclays U.S. High Yield Fallen Angel 3% Capped Index.

Defined contribution plans

Most FMCH employees are eligible to join a 401(k) savings plan. Employees can deposit up to 75% of their pay up to a maximum of $19.5 if under 50 years old ($25.6 if 50 or over) under this savings plan. The Company will match 50% of the employee deposit up to a maximum Company contribution of 3% of the employee’s pay. The Company’s total expense under this defined contribution plan for the years ended December 31, 2019, 2018, and 2017, was €53,290,  €53,872 and €48,746 respectively.

Additionally, the Company contributed for the years ended December 31, 2019, 2018, and 2017 €25,950,  €24,721 and €24,329 to state pension plans.